Touchstone Strategic Income ETF Investment Strategy - Touchstone Strategic Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in income producing fixed-income securities. This is a non-fundamental investment policy that the Fund’s Board can change upon 60 days’ prior written notice to shareholders. Income producing securities generally include corporate debt securities, mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and preferred stocks. The Fund will engage in frequent and active trading as part of its principal investment strategies.The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to employ a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management intended to result in attractive risk-adjusted returns via high levels of income. In selecting individual securities for the Fund, Fort Washington applies a rigorous bottom-up security selection process. A key characteristic of this process is the identification and implementation of high conviction ideas that can result in meaningful alpha generation. Fort Washington utilizes a variety of proprietary tools to assist with security screening and analysis.A starting point for Fort Washington’s identification of attractive opportunities is the quantification of return potential along with associated risk. Fort Washington seeks to identify opportunities with the highest level of expected return relative to the risk. Fort Washington quantifies risk as downside risk (i.e., what can happen in a recession), not volatility. The quantification of risk and reward are an important part of the investment process that is combined with the company specific credit analysis.In building the Fund’s portfolio, Fort Washington invests at least 50% of the Fund’s portfolio in investment-grade rated debt securities. The Fund may also invest up to 50% of the Fund’s portfolio in non-investment-grade debt securities. Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund’s investment policies are based on credit ratings at the time of purchase. The proportion of non-investment grade debt is influenced by the top-down component of Fort Washington’s investment process that assesses the current macro environment focusing on trends in the global economy, financial conditions, sentiment, and valuation. Generally, the exposure to non-investment grade debt increases when credit spreads are wide, taking account of economic growth, financial conditions, and sentiment. The Fund may also invest up to 20% of its total assets in income producing fixed-income securities that are emerging markets debt securities denominated in either the U.S. dollar or a foreign currency.Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions, reverse repurchase agreements, and other derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations. Outside of the Fund’s policy to invest at least 80% of its assets in income producing fixed-income securities, the Fund may also invest up to 20% of its assets in public equities.The Fund will generally sell a security if the price/yield no longer adequately compensates for the risk profile or if there is a change to allocation between sectors based on relative value.